Commitments	3 Months Ended
Mar. 31, 2018
Commitments
Commitments

18.Commitments

a)Operating leases

The Company has obligations arising from its operating lease agreements, denominated in US dollars, for aircraft and engines, totaling 116 aircraft,15 engines and 3 simulators as of March 31, 2018 (December 31, 2017 — 114, 17 and 3 , respectively). The lease terms range from 60 to 144 months for Embraer, ATR and Airbus. Bank guarantees or cash deposits were used to guarantee payments under these agreements.

Operating lease agreements require that the Company make periodic lease payments and do not include aircraft purchase options at the end of the agreements. These payments are denominated in U.S. dollars and are generally subject to LIBOR rate.

The future minimum payments of non-cancellable operating leases for aircraft and engines are presented below:

	March 31, 2018 (Unaudited)	December 31, 2017

Up to one year	1,310.3	1,256.7
From one to five years	4,719.9	4,577.6
More than five years	2,615.3	2,560.3

	8,645.5	8,394.6

For the three months ended March 31, 2018 lease expense amounted to R$312.9 (March 31, 2017 - R$262.6) with a cash impact of R$326.8 (March 31, 2017 was R$258.5).

The operating lease agreements do not have covenant restrictions.

b)Commitments for future acquisition of aircraft

The Company has purchase commitments for the acquisition of 73 aircraft (December 31, 2017 — 73), under which the following futures payments will be made:

	March 31, 2018 (Unaudited)	December 31, 2017

Up to one year	—	—
More than one year up to five years	12,396.4	11,769.2
More than five years	3,151.3	3,704.6

	15,547.7	15,473.8

c)Letter of credits

As of March 31, 2018, the Company had issued letters of credit totaling US$173 million (December 31, 2017 - US$161 million) equivalent to R$573.7 (December 31, 2017 — R$533.2), in relation to security deposits and maintenance reserves.

d)Related Parties Guarantees

ALAB entered into a Deed of Guarantee and Indemnity in connection with the obligations and liabilities related to the operating lease agreements of three A350-900XW (See Note 8 f.)